Income Taxes (Tables)	12 Months Ended
Jul. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Significant components of our deferred tax assets are as follows:

	July 31,
	2017	2016
Net operating loss carry-forward	$30,970,000	$30,160,000
Stock options and warrants	3,250,000	3,250,000
Other temporary differences	(140,000)	(140,000)
Total deferred tax assets	34,080,000	33,270,000
Valuation allowance for deferred tax assets	(34,080,000)	(33,270,000)
Net deferred tax assets	$—	$—

Schedule of Reconciliation Effective Tax Rate, Percentage

A reconciliation of income taxes computed using the statutory income tax rate, compared to the effective tax rate, is as follows:

	2017	2016
Federal tax benefit at the expected statutory rate	34.0%	34.0%
State income tax, net of federal tax benefit	0.8	1.9
Expired net operating loss carryforwards	(6.6)	(1.5)
Other	(7.7)	—
Change in state tax rates	(4.2)	—
Permanent items	(3.3)	(17.9)
Valuation allowance	(13.0)	(16.5)
Income tax benefit - effective rate	0.0%	0.0%